FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
FAIR VALUE MEASUREMENT
Transfers into Level3	$ 0	$ 0
Transfers out of Level3	0	0
Debt outstanding	$ 0	$ 0